FAIR VALUE AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Level 1
Disclosure of detailed information about financial instruments
Net assets (liabilities) measured or disclosed at fair value	$ (654,365)	$ (655,035)
Level 2
Disclosure of detailed information about financial instruments
Net assets (liabilities) measured or disclosed at fair value	(655,221)	(93,355)
Level 3
Disclosure of detailed information about financial instruments
Net assets (liabilities) measured or disclosed at fair value	3,481,252	3,116,053
Unsecured debentures, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	654,365	655,035
Unsecured term loans, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	550,565
Cross currency interest rate swaps | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	104,757	61,466
Other liability | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities		8,968
Bank indebtedness | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities		32,552
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	10	42
Investment properties | Level 3
Disclosure of detailed information about financial instruments
Financial assets	3,424,978	2,733,568
Assets held for sale | Level 3
Disclosure of detailed information about financial instruments
Financial assets	44,238	391,453
Long-term proceeds receivable associated with a property disposal included in other assets | Level 3
Disclosure of detailed information about financial instruments
Financial assets	11,805
Short-term proceeds receivable associated with a property disposal included in accounts receivable | Level 3
Disclosure of detailed information about financial instruments
Financial assets	231
Foreign exchange forward contracts included in prepaid expenses and other | Level 2
Disclosure of detailed information about financial instruments
Financial assets	$ 111	$ 705